Events After the Reporting Date	12 Months Ended
Dec. 31, 2020
Events After Reporting Date
Events After the Reporting Date
(a)	Grand Jury Subpoena

On February 5, 2021, the Company announced that the Pebble Partnership and its former CEO, Tom Collier, have each been served with a subpoena issued by the United States Attorney’s Office for the District of Alaska to produce documents in connection with a grand jury investigation apparently involving previously disclosed recordings of private conversations regarding the Pebble Project. The Company and the Pebble Partnership intend to cooperate with the investigation. The Company is not aware of any civil or criminal charges having been filed against any entity or individual in this matter. The Company also self-reported this matter to the US Securities and Exchange Commission, and there is a related informal inquiry being conducted by the enforcement staff of the agency’s San Francisco Regional Office.

(a)	Class Action Litigation Relating to the USACE’s Record of Decision

On February 17, 2021, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and certain of its underwriters in the Supreme Court of British Columbia regarding the decrease in the price of the Company’s stock following (i) the USACE’s August 24, 2020 announcement that the Pebble Project could not be permitted as proposed, and (ii) the USACE’s November 25, 2020 decision regarding the Pebble Project. The case is captioned Woo v. Northern Dynasty Minerals Ltd. et al., Case No. VLC-S-S-211530. The claim was filed on behalf of a purported class of investors, wherever they may reside, who purchased securities of the Company between June 25, 2020 and November 25, 2020, and seeks damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, (ii) allegedly oppressive conduct, (iii) alleged unjust enrichment, and (iv) negligence. The Company has been served and intends to defend itself vigorously. One of the underwriters has asserted contractual rights of indemnification against the Company for any loss that the underwriter may incur in connection with the lawsuit.

On March 5, 2021, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and certain of its underwriters in the Ontario Superior Court of Justice regarding the decrease in the price of the Company’s stock following the USACE’s November 25, 2020 decision regarding the Pebble Project. The case is captioned Pirzada v. Northern Dynasty Minerals Ltd. et al., Case No. CV-21-00658284-00CP. The claim was filed on behalf of a purported class of investors, wherever they may reside, who acquired securities of the Company between June 25, 2020 and November 25, 2020, and seeks damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, (ii) allegedly oppressive conduct, and (iii) alleged negligence. The Company has not been served and intends to defend itself vigorously.

Given the nature of the claims, it is not currently possible for the Company to predict the outcome nor practical to determine their possible financial effect.